Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2017	2018
Deductible temporary differences	25,261	27,816
Minimum alternate tax	746	744
Tax loss carry forwards	119,481	180,175
Total	145,488	208,735

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	Assets		Liabilities		Net
Particulars	2017	2018	2017	2018	2017	2018
Property, plant and equipment	—	—	(75)	(390)	(75)	(390)
Intangible assets	—	—	(37,674)	(33,675)	(37,674)	(33,675)
Tax loss carry forwards	37,590	33,950	—	—	37,590	33,950
Deferred tax assets/(liabilities) before set off	37,590	33,950	(37,749)	(34,065)	(159)	(115)
Set off	(37,590)	(33,950)	37,590	33,950	—	—
Net deferred tax assets/(liabilities)	—	—	(159)	(115)	(159)	(115)

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2016	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2017	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2018
Property, plant and equipment	(453)	—	374	—	4	(75)	(317)	—	2	(390)
Intangible assets	(1,469)	(34,301)	(943)	—	(961)	(37,674)	3,945	—	54	(33,675)
Tax loss carry forwards	1,719	34,301	613	—	957	37,590	(3,584)	—	(56)	33,950
Total	(203)	—	44	—	—	(159)	44	—	—	(115)